[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

ANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
MUNICIPAL
INCOME FUND
[ARTWORK APPEARS HERE]
DECEMBER 31, 1995

January 31, 1996

DEAR SHAREHOLDER,
ItOs a real pleasure to present to you the 1995 Annual Report for New England Municipal Income Fund, containing your portfolio managerOs commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a very favorable backdrop for the bond and stock markets. Long term interest rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & PoorOs 500 Index,* for its best showing since 1958. In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industryOs most respected managers, Dan Fuss was named 1995Os OBond Fund Manager of the YearO by Morningstar for his past record of accomplishment in fund management at Loomis Sayles.**
* Standard & PoorOs 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
** Morningstar is a third party, independent mutual fund rating service.

NEW ENGLAND MUNICIPAL INCOME FUND

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for Oproviding the highest tier of service excellence in the mutual fund industry.O

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last yearOs stellar performance. At this time itOs worth reiterating that long-term investors should not focus on one yearOs performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We   believe   you  will  find  your  portfolio  managerOs  commentary
informative.   If you have any questions or comments,  please  contact
your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment
objectives  and risks, as well as management fees and  expenses.   You
should read it carefully before investing or sending money.

Sincerely,

         /s/PETER S. VOSS      /s/HENRY L.P. SCHMELZER
         Peter S. Voss         Henry L.P. Schmelzer
                        Chairman                             President

NEW ENGLAND MUNICIPAL INCOME FUND

INVESTMENT RESULTS THROUGH DECEMBER 31, 1995
Putting Performance into Perspective
The graph comparing your FundOs performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your FundOs total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

A $10,000 INVESTMENT IN CLASS A SHARES
[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Municipal Index(4) and the Cost of Living(5). The data points from the graph are as follows:]

New England Municipal Income Fund - Net Asset Value(1)
Year                                                           Amount
-----                                                          ------
1995                                                          $22,422
1994                                                          $19,126
1993                                                          $20,803
1992                                                          $18,467
1991                                                          $16,952
1990                                                          $15,191
1989                                                          $14,398
1988                                                          $13,119
1987                                                          $11,770
1986                                                          $12,125
12/31/84                                                      $10,000

New England Municipal Income Fund - With Maximum Sales Charge(2)
Year                                                           Amount
-----                                                          ------
1995                                                          $21,413
1994                                                          $18,266
1993                                                          $19,867
1992                                                          $17,636
1991                                                          $16,189
1990                                                          $14,507
1989                                                          $13,750
1988                                                          $12,528
1987                                                          $11,240
1986                                                          $11,579
12/31/84                                                       $9,550

Lehman Municipal Index(4)
Year                                                           Amount
-----                                                          ------
1995                                                          $24,203
1994                                                          $20,606
1993                                                          $21,729
1992                                                          $19,352
1991                                                          $17,786
1990                                                          $15,860
1989                                                          $14,782
1988                                                          $13,343
1987                                                          $12,112
1986                                                          $11,932
12/31/84                                                      $10,000

Cost of Living(5)
Year                                                           Amount
-----                                                          ------
1995                                                          $14,055
1994                                                          $13,697
1993                                                          $13,340
1992                                                          $12,983
1991                                                          $12,617
1990                                                          $12,242
1989                                                          $11,537
1988                                                          $11,025
1987                                                          $10,558
1986                                                          $10,110
12/31/84                                                      $10,000

     This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

NEW ENGLAND MUNICIPAL INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/95*

CLASS A                       1 YEAR            5 YEARS       10 YEARS
Net Asset Value(1)            17.23%              8.09%          8.41%
With Max. Sales Charge(2)      12.00               7.10           7.92
Lipper General Muni. Average(6)16.84               8.48           8.62

CLASS B (INCEPTION 9/21/93)   1 YEAR    SINCE INCEPTION
Net Asset Value(1)            16.31%              3.10%
With CDSC(3)                   12.31               1.91
Lehman Municipal Index(4)      17.46               5.63
Lipper General Muni. Average(6)16.84               4.53

YIELDS AS OF 12/31/95*
                             CLASS A            CLASS B
SEC YIELD                      5.11%              4.60%
TAXABLE EQUIVALENT YIELD        8.46               7.62

SEC Yield is based on the FundOs net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines. Taxable equivalent yield is based on the maximum federal income tax bracket of 39.6%. The alternative minimum tax may apply. Some federal and state taxes may apply.
* These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

  NOTES TO CHARTS AND PERFORMANCE UPDATE
1 Net  Asset  Value  (NAV)  performance assumes  reinvestment  of  all distributions and does not reflect the payment of a sales charge at the time of purchase.
2 With  Maximum Sales Charge performance assumes reinvestment  of  all distributions and reflects the maximum sales charge of 4.50% at the time of purchase of Class A shares.
3 With  Contingent Deferred Sales Charge (CDSC) performance assumes  a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.
4 Lehman  Municipal  Index is an unmanaged index of  bonds  issued  by states, municipalities and other governmental entities having maturities of more than one year. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
5 Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.
6 Lipper  Average  is  an  average  of the  total  return  performance
  (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

NEW ENGLAND MUNICIPAL INCOME FUND

NEW ENGLAND MUNICIPAL INCOME FUND
[PHOTO]
(FORMERLY NEW ENGLAND TAX EXEMPT INCOME FUND)
Portfolio Manager:  Nathan Wentworth
Back Bay Advisors, L.P."

Slow economic growth. Benign inflation. Falling interest rates. All in all, a very positive climate for municipal-bond investors. General municipal-bond funds produced an average total return of 16.8% in 1995
- a sharp contrast to their 6.5% decline in 1994, and the highest return since 1986, according to Lipper Analytical Services.1 But for concern over tax reform - in particular, the various flat tax proposals - returns might have been higher still.

In early March, triple-A rated municipals due in 30 years yielded only about 79% of comparable Treasury bonds. By late in the year, that ratio had soared to about 90%, the higher relative yield reflecting faster price gains by Treasuries.

How Your Fund Performed
New England Municipal Income Fund produced excellent returns on a relative basis. For the fiscal year ended December 31, 1995, your FundOs total return was 17.23% at net asset value for Class A shares placing the Fund ahead of the average return for 225 municipal bond funds tracked by Lipper.1 At that date, the FundOs yield was 5.11% and 4.6% for Class A and Class B shares respectively, which translates into taxable equivalent yields of 8.46% and 7.62% for a fully taxable investment, assuming the maximum federal tax rate of 39.6%.2

1 Lipper Analytical Services is an independent research organization; rankings vary over time and do not reflect the effects of sales charges. The Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar objectives, as calculated by Lipper Analytical Services.

2 The alternative minimum tax (AMT) may apply. Some federal and state taxes may apply. Yield is calculated using a standard formula established by the Securities and Exchange Commission, and is an annualized percentage based on the yield earned for the FundOs Class A and Class B shares during the 30 days ending December 31, 1995.

NEW ENGLAND MUNICIPAL INCOME FUND

How We Managed Your Fund
Over the course of the year, we actively managed your Fund, shifting strategies to reflect current market conditions. At the outset, we were positioned aggressively in anticipation of the marketOs rebound. The Fund was fully invested and owned a fair number of bonds priced at a discount, as well as long-term bonds, which typically can provide significant appreciation potential if long-term rates begin to decline. This aggressive stance proved extremely successful as interest rates dropped and the bonds in the portfolio gained in price.

Later in the year, we grew more cautious, as we saw growing signs of investor apathy due to tax reform fears. We believed that the reduced demand for municipal bonds would ultimately lead to lower bond values. To introduce a measure of protection for the Fund, we shortened portfolio duration from more than nine years to about six years. By reducing the duration, we made the portfolio less sensitive to interest-rate moves. We sold many of the discount bonds in favor of higher-coupon holdings.

To help maintain a stable dividend stream for our shareholders, we have been pursuing strategies designed to increase the FundOs yield. To that end, we have increased our holdings in bonds that are below investment-grade. At year-end, the Fund had roughly 13% of assets invested in carefully selected bonds of this kind, helping to produce a 12-month yield that is ranked in the top third of its Lipper peer group. Careful, thorough, ongoing credit analysis enables us to move along the quality spectrum and seek bonds that we can be comfortable with, including those that are not investment grade.

The Fund continues to own New York bonds secured by a pledge of state appropriations; this very liquid sector and has been a source of attractive yields. We also own New

NEW ENGLAND MUNICIPAL INCOME FUND

York City General Obligation bonds. Denver Airport 5% bonds also delivered attractive returns for us this year.

When interest rates decline, bond issuers often refinance their debt to reduce costs. In an effort to shield the portfolio from early bond redemptions, call protection is always built into your Fund. Depending on market conditions, our strategies may include buying non-callable bonds and bonds selling at a discount to their par value.

Our Outlook
In our view, current indications lead us to an optimistic - but cautious - outlook. The Federal Reserve Board has succeeded in keeping inflation at bay while maintaining sustainable economic growth. This has enabled the Fed to reduce short-term interest rates. We think that the sluggish growth in the fourth quarter of 1995, combined with the recent slowing of consumer spending and continued low inflation, make it more likely that the Fed will continue on an easing path, albeit slowly. A lowering of interest rates, however modest, implies continued growth, and we do not think that a recession is likely in 1996. Similarly, we do not believe that our economy, now entering its sixth year of expansion, is immune to inflation. In other words, accelerating inflation or faster growth could introduce some turbulence into the smooth ride that fixed-income investors enjoyed in 1995. For this reason, we have positioned the Fund more conservatively going into 1996.

What About Tax Reform?
Although there is no way to predict changes in the nationOs tax code, we believe that the Flat Tax concept will be a very difficult one to sell. Certainly, few observers anticipate passage of any significant tax reform proposals before 1997. Until then, we have a tax structure with the highest federal rate at 39.6%, making the taxable-equivalent yields on long-term municipals extremely attractive, especially for investors burdened by high federal income taxes.

NEW ENGLAND MUNICIPAL INCOME FUND
We believe that municipal bonds like those that the Fund holds will stand up well to the uncertainty of pending tax reform legislation, and will continue to benefit from favorable economic fundamentals. Because of the relatively high current yields, municipal bonds are particularly well positioned to produce attractive returns for investors.

A Special Note
Shareholders of your Fund recently approved a proposal to eliminate the investment restriction that limited the FundOs investments in securities that could generate interest subject to the Federal Alternative Minimum Tax (AMT). We believe that this change will enhance the FundOs ability to achieve a higher yield. The change could also increase the amount of the FundOs income distributions subject to AMT. Shareholders who are subject to AMT may potentially pay additional income taxes, but most shareholders are not affected. In connection with the new policy, the FundOs name has changed to New England Municipal Income Fund.

PORTFOLIO QUALITY AS OF 12/31/95
[A pie chart appears here, illustrating the portfolio quality of New England Municipal Income Fund at December 31, 1995. The pie chart is broken in pieces representing credit ratings in the following percentages:]

CREDIT RATINGS       PERCENTAGE
---------------------------------
CASH                       2.9%
A                          9.8%
AA                         9.8%
AAA                       13.1%
BBB                       50.6%
BELOW BBB                  13.7
----------------------------------
AVERAGE PORTFOLIO QUALITY = A-
AVERAGE PORTFOLIO MATURITY = 21.5 YEARS

Quality ratings provided by Standard & PoorOs Corporation.

NEW ENGLAND MUNICIPAL INCOME FUND
Glossary for Mutual Fund Investors

TOTAL RETURN - The change in value of a mutual fund investment over a
specific  time  period,  assuming  all  earnings  are  reinvested   in
additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fundOs portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fundOs portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fundOs Oaverage maturityO refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond or bond fundOs sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a fund is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a fund with a duration of 4 years should rise in value 4%. Conversely, the fund should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and in most cases from state and local income taxes. The two main types are General Obligation (GO) Bonds, which are backed by the full faith and credit and taxing powers of the municipality; and Revenue Bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS

NEW ENGLAND
MUNICIPAL
INCOME FUND

DECEMBER 31, 1995

PORTFOLIO COMPOSITION
Investments as of December 31, 1995

TAX EXEMPT BONDS--97.3% OF TOTAL NET ASSETS

                                              RATINGS (C)
                                              (UNAUDITED)
                                       ------------------
      FACE                                       STANDARD
    AMOUNT ISSUER                       MOODY'S  & POOR'S   VALUE (A)
----------------------------------------------------------------------
--
           ALABAMA--0.8%
$1,500,000         Mobile Solid Waste Disposal,
           6.950%, 1/01/20                 BAA3      BBB-  $1,601,010
                                                         ------------
           ARIZONA--1.2%
2,300,000  University of Arizona,
           6.350%, 6/01/14 (d)               A1        AA   2,506,379
                                                         ------------
           CALIFORNIA--7.1%
 1,500,000  California Housing Finance Agency
           Revenue Bond, 8.100%, 8/01/07     AA        A+   1,577,130
           485,000 California Housing Finance
           Agency Revenue Bond, 8.125%,
           8/01/19                           AA        A+     509,197
 4,300,000  Foothills/Eastern Transportation
           Corridor, 6.500%, 1/01/32         --      BBB-   4,408,532
 3,500,000  Foothills/Eastern Transportation
           Corridor, 6.000%, 1/01/34         --      BBB-   3,489,535
 2,000,000  Los Angeles Convention &
           Exhibition Authority, 9.000%,
           12/01/20 (d)                     AAA       AAA   2,665,440
 2,000,000  Sacramento, California,
           6.500%, 7/01/21                   --      BBB-   2,092,300
                                                         ------------
                                                           14,742,134
                                                         ------------
           COLORADO--5.4%
1,500,000  Denver City & County Airport Revenue Bond,
           7.500%, 11/15/06                 BAA       BBB   1,694,715
1,500,000  Denver City & County Airport Revenue Bond,
           7.500%, 11/15/12                 BAA       BBB   1,666,410
5,000,000  Denver City & County Airport Revenue Bond,
           7.750%, 11/15/21                 BAA       BBB   5,600,200
2,000,000  Denver City & County Airport Revenue Bond,
           7.500%, 11/15/23                 BAA       BBB   2,225,920
                                                         ------------
                                                           11,187,245
                                                         ------------
           CONNECTICUT--1.0%
2,000,000  Connecticut State Housing Finance Authority,
           6.125%, 5/15/18                   AA        AA   2,070,200
                                                         ------------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

TAX EXEMPT BONDS--continued
                                              RATINGS (C)
                                              (UNAUDITED)
                                       ------------------
      FACE                                       STANDARD
    AMOUNT ISSUER                       MOODY'S  & POOR'S   VALUE (A)
----------------------------------------------------------------------
           FLORIDA--12.0%
$3,000,000                 Dade County Seaport,
           6.250%, 10/01/21 (AMBAC)         AAA       AAA  $3,199,740
3,000,000  Escambia County Pollution
           Control, 6.900%, 8/01/22        BAA1       BBB   3,218,670
1,430,000  Florida State,
           6.400%, 7/01/22                   AA        AA   1,537,879
2,000,000  Florida State Board of Ed.
           Cap. Outlay 6.625%, 6/01/22       AA        AA   2,180,520
1,890,000  Gainesville Utilities System
           Revenue Bond, 6.500%, 10/01/22    AA        AA   2,079,756
1,000,000  Martin County Industrial
           Development Authority,
           7.875%, 12/15/25                BAA3      BBB-   1,151,390
2,500,000  Palm Beach County,
           6.950%, 1/01/22                   --        --   2,577,450
1,500,000  Palm Beach County Solid Waste
           Revenue, 8.750%, 7/01/10           A        A-   1,634,445
2,000,000  Palm Beach County Solid Wast
           Revenue, 6.850%, 1/01/14          --        --   2,070,240
2,500,000  Pasco County, Pollution Control,
           Revenue 6.350%, 2/01/22 (MBIA)   AAA       AAA   2,699,725
2,350,000  Seminole County Gas, Tax Revenue,
           6.375%, 10/01/18 (FGIC).         AAA       AAA   2,559,385
                                                         ------------
                                                           24,909,200
                                                         ------------
           GEORGIA--1.3%
2,500,000  Atlanta Special Purpose Facilities
           Revenue, 7.900%, 12/01/18        BA3        BB   2,700,950
                                                         ------------
           Guam--2.2%
 5,000,000 Guam Government,
           5.400%, 11/15/18                  --       BBB   4,575,000
                                                         ------------
           Illinois--5.8%
2,250,000  Chicago O'Hare International Airport
           Special Facilities Revenue
           8.200%, 12/01/24                BAA2       BB+   2,685,015
 6,000,000 Illinois Development Financial
           Authority Pollution,
           7.250%, 6/01/11                 BAA2       BBB   6,536,220
2,500,000  Illinois Development Financial
           Authority Pollution,
           7.375%, 7/01/21                 BAA2       BBB   2,874,325
                                                         ------------
                                                           12,095,560
                                                         ------------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

TAX EXEMPT BONDS--continued
                                              RATINGS (C)
                                              (UNAUDITED)
                                       ------------------
      FACE                                       STANDARD
    AMOUNT ISSUER                       MOODY'S  & POOR'S   VALUE (A)
----------------------------------------------------------------------
           INDIANA--3.3%
$3,500,000           Indiana State Developement
           Financial Authority Pollution,
           6.850%, 12/01/12                 BA3        BB  $3,692,605
2,800,000  Indianapolis International
           Airport Authority, 7.100%,
           1/15/17                         BAA2       BBB   3,070,564
                                                         ------------
                                                            6,763,169
                                                         ------------
           KENTUCKY--1.5%
2,000,000  Kenton County Airport Board
           Revenue Bond, 7.500%, 2/01/12    BA1        BB   2,170,120
           815,000 Kentucky Housing Corp.
           Housing Revenue Bond,7.450%,
           1/01/23                          AA1       AAA     848,105
                                                         ------------
                                                            3,018,225
                                                         ------------
           MASSACHUSETTS--3.9%
2,000,000  Massachusetts Bay Transportation
           Authority, 6.100%, 3/01/23        A1        A+   2,068,560
2,500,000  Massachusetts State Housing
           Finance Agency, 6.300%, 10/01/13  A1        A+   2,580,950
3,315,000  Massachusetts State Housing
           Finance Agency, 6.375%, 4/01/21   A1        A+   3,404,174
                                                         ------------
                                                            8,053,684
                                                         ------------
           MICHIGAN--1.3%
2,765,000  Dickinson County Economic
           Development, 5.850%, 10/01/18   BAA1       BBB   2,757,811
                                                         ------------
           NEVADA--3.2%
6,500,000  Clark County, Passenger Facilities,
           6.000%, 7/01/22 (AMBAC).         AAA       AAA   6,664,905
                                                         ------------
           NEW JERSEY--1.1%
 2,250,000 New Jersey State Housing Management,
           6.050%, 11/01/20 (AMBAC)         AAA       AAA   2,331,945
                                                         ------------
PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995
TAX EXEMPT BONDS--continued
                                              RATINGS (C)
                                              (UNAUDITED)
                                       ------------------
      FACE                                       STANDARD
    AMOUNT ISSUER                       MOODY'S  & POOR'S   VALUE (A)
----------------------------------------------------------------------
           NEW YORK--18.0%
$2,000,000      Metro Transit Authority Service
           Center, 5.750%, 7/01/15         BAA1       BBB  $1,995,340
2,450,000  New York City Revenue Bonds,
           7.500%, 2/01/05                 BAA1      BBB+   2,701,052
1,000,000  New York City Revenue Bonds,
           7.100%, 2/01/10                 BAA1      BBB+   1,077,900
4,860,000  New York City Revenue Bonds,
           7.000%, 10/01/13                BAA1      BBB+   5,239,031
1,500,000  New York State Dormitory
           Authority, 6.000%, 5/15/11      BAA1      BBB+   1,544,805
4,000,000  New York State Dormitory
           Authority, 5.500%, 5/15/13      BAA1      BBB+   3,955,640
1,350,000  New York State Dormitory
           Authority, 5.625%, 5/15/13      BAA1      BBB+   1,340,293
1,880,000  New York State Dormitory
           Authority, 7.500%, 5/15/13      BAA1      BBB+   2,263,764
2,740,000  New York State Dormitory
           Authority, 5.750%, 7/01/13      BAA1      BBB+   2,773,209
2,040,000  New York State Dormitory
           Authority, 5.375%, 5/15/16      BAA1      BBB+   1,948,730
           575,000 New York State Medical
           Care Facilities, 7.300%, 8/15/11BAA1      BBB+     651,647
1,955,000  New York State Medical Care
           Facilities, 6.500%, 8/15/12 (FGIC)AAA      AAA   2,105,144
2,500,000  New York State Medical Care
           Facilities, 5.375%, 2/15/14     BAA1      BBB+   2,408,775
4,150,000  New York State Medical Care
           Facilities, 5.250%, 8/15/14     BAA1      BBB+   3,946,318
3,430,000  New York State Urban Development
           Corp., 5.500%, 1/01/18          BAA1       BBB   3,307,137
                                                         ------------
                                                           37,258,785
                                                         ------------
           NORTH CAROLINA--2.0%
2,545,000  North Carolina Eastern Municipal
           Power, 6.125%, 1/01/09             A      BBB+   2,645,680
1,500,000  North Carolina Eastern Municipal
           Power, 6.000%, 1/01/22             A      BBB+   1,550,250
                                                         ------------
                                                            4,195,930
                                                         ------------
           OHIO--1.7%
3,000,000  Cleveland Public Power Systems Revenue,
           7.000%, 11/15/24 (MBIA).         AAA       AAA   3,461,250
                                                         ------------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

TAX EXEMPT BONDS--continued
                                              RATINGS (C)
                                              (UNAUDITED)
                                       ------------------
      FACE                                       STANDARD
    AMOUNT ISSUER                       MOODY'S  & POOR'S   VALUE (A)
----------------------------------------------------------------------
           OREGON--0.5%
$1,000,000             Western Generation Agency
           7.400%, 1/01/16                    --          -- $1,081,910
                                                            ------------
           PENNSYLVANIA--10.0%
3,000,000  Delaware County Pollution Control,
           7.375%, 4/01/21                  BAA1        BBB+ 3,282,120
 2,725,000 Pennsylvania Convention Center,
           6.700%, 9/01/14                   BAA        BBB- 2,917,658
2,000,000  Pennsylvania Convention Center,
           6.750%, 9/01/19                   BAA        BBB- 2,132,880
4,000,000  Pennsylvania Economic Development
           Financing Authority, 7.150%,
           12/01/18                           --        BBB- 4,304,280
3,000,000  Pennsylvania Economic Development
           Financing Authority, 6.600%,
           1/01/19                            --          -- 2,989,410
 1,500,000  Pennsylvania Economic Development
           Financing Authority, 7.600%,
           12/01/20                         BAA2        BBB- 1,702,365
3,000,000  Pennsylvania Economic Development
           Financing Authority, 7.600%,
           12/01/24                         BAA1        BBB+ 3,382,710
                                                            ------------
                                                             20,711,423
                                                            ------------
           PUERTO RICO--2.6%
2,845,000  Puerto Rico Commonwealth Highway,
           6.625%, 7/01/18                  BAA1           A 3,054,193
2,500,000  Puerto Rico Public Building
           Authority, 5.500%, 7/01/21       BAA1           A 2,433,200
                                                            ------------
                                                             5,487,393
                                                            ------------
           SOUTH DAKOTA--0.5%
1,000,000  South Dakota, Student Loan
           Financing, 7.700%, 8/01/07         --          A+ 1,082,470
                                                            ------------
           TENNESSEE--1.3%
2,500,000  Muary County, Individual Development
           Board, 6.500%, 9/01/24             --        BBB+ 2,645,575
                                                            ------------
           TEXAS--3.0%
3,205,000  Dallas Fort Worth International
           Airport, 6.250%, 11/01/13         BA1          BB 3,246,857
2,825,000  Dallas Fort Worth International
           Airport, 7.250%, 11/01/30        BAA2         BB+ 3,033,090
                                                            ------------
                                                             6,279,947
                                                            ------------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

TAX EXEMPT BONDS--continued
                                              RATINGS (C)
                                              (UNAUDITED)
                                       ------------------
      FACE                                       STANDARD
    AMOUNT ISSUER                       MOODY'S  & POOR'S   VALUE (A)
----------------------------------------------------------------------

           UTAH--1.5%
$2,000,000           Intermountain Power Agency,
           8.625%, 7/01/21                    AA          AA $2,186,600
  750,000  Utah State Board of Regents
           Student Loan Revenue,
           7.450%, 11/01/08 (AMBAC)          AAA         AAA   814,380
                                                            ------------
                                                             3,000,980
                                                            ------------
           VIRGIN ISLANDS--2.3%
4,500,000  Virgin Islands Public Finance
           Authority, 7.250%, 10/01/18        --          -- 4,839,390
                                                            ------------
           WASHINGTON--2.8%
1,000,000  Washington Public Power Supply,
           6.800%, 7/01/07                    AA          AA 1,106,350
1,270,000  Washington Public Power Supply,
           7.000%, 7/01/11                    AA          AA 1,398,588
3,000,000  Washington Public Power Supply,
           7.000%, 7/01/12                    AA          AA 3,303,750
                                                            ------------
                                                             5,808,688
                                                            ------------
           Total Tax Exempt Bonds
                  (Identified Cost $185,624,721)             201,831,158
                                                            ------------
           SHORT-TERM INVESTMENT--0.3%
  600,000  Household Finance Corp., 5.650%, 1/02/96.           599,906
                                                            ------------
           Total Short-Term Investment
           (Identified Cost $599,906).                         599,906
                                                            ------------
           Total Investments--97.6%
           (Identified Cost $186,224,627)(b)               202,431,064
           Cash, Receivables and other assets.               6,116,255
           Liabilities                                      (1,177,473)
                                                            ------------
           Total Net Assets--100%.                          $207,369,846
                                                            ===========

WRITTEN CALL OPTION -- U.S. TREASURE BOND FUTURE

CONTRACTS   EXPIRATION                     STRIKE PRICE    VALUE
----------------------------------------------------------------------
--
200         February 17, 1996              $120.00         $E(509,375)

MUNICIPAL BOND FUTURES CONTRACT -- SOLD

                           AGGREGATE          MARKET    NET UNREALIZED
CONTRACTS   EXPIRATION    FACE VALUE           VALUE      DEPRECIATION
----------------------------------------------------------------------
--
100         March 1996   $11,844,413     $12,103,126       $E(258,713)


PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

TAX EXEMPT BONDS--CONTINUED

(a) See Note 1a.
(b) Federal Tax Information: At December 31, 1995 the net unrealized appreciation on investments based on cost of $186,314,408 for federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in
    which there is an excess of value over tax cost.    $ 16,116,656
    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax
    cost over value                                                0
                                                         -----------
     Net unrealized appreciation                        $ 16,116,656
                                                         -----------
                                                         -----------
(c) The ratings shown are believed to be the most recent ratings available at December 31, 1995. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result, there can be no assurance that the same ratings would be assigned if the securities were rated at December 31, 1995. The Fund's adviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.
(d) These securities, or a portion thereof, are being used to collateralize the options and futures contracts open at December 31, 1995.

STATEMENT OF ASSETS & LIABILITIES
December 31, 1995

ASSETS
Investments at value                                      $202,431,064
Cash.                                                            1,555
Receivable for:
Fund shares sold                                                58,775
Securities sold                                              2,191,267
Accrued interest                                             3,860,658
Prepaid registration expense                                     4,000
                                                           -----------
                                                           208,547,319
LIABILITIES
Payable for:
Fund shares redeemed.                   $ 226,398
Futures variation margin                   31,250
Written options outstanding, at market
(premiums received $258,275)              509,375
Dividends declared                        233,559
Accrued expenses:
Management fees                            76,506
Deferred trustees' fees.                   41,739
Accounting and administrative.              3,737
Other expenses.                            54,909
                                          -------
                                                             1,177,473
                                                           -----------
NET ASSETS                                                $207,369,846
                                                          ============
Net Assets consist of:
Capital paid in                                           $199,810,650
Undistributed net investment income.                           214,756
Accumulated net realized losses                            (8,352,184)
Unrealized appreciation on investments,
options and futures contracts.                              15,696,624
                                                           -----------
NET ASSETS                                                $207,369,846
                                                          ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
($195,300,988 divided by 25,690,646 shares of beneficial
interest)                                                        $7.60
                                                          ============
Offering price per share (100/95.50 of $7.60).                  $7.96*
                                                          ============
Net asset value and offering price of Class B shares
($12,068,858 divided by 1,587,609 shares of beneficial
interest)                                                      $7.60**
                                                            ==========
Identified cost of investments.                           $186,224,627
                                                          ============

* Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

STATEMENT OF OPERATIONS
Year Ended December 31, 1995

INVESTMENT INCOME
Interest                                                  $13,165,711
Expenses
Management fees                          $890,150
Service fees -- Class A                   483,317
Service and distribution fees -- Class B. 107,048
Trustees' fees and expenses                23,415
Accounting and administrative              49,539
Custodian                                 114,280
Transfer agent                            185,587
Audit and tax services                     46,000
Legal                                      20,148
Printing                                   30,434
Registration                               21,290
Miscellaneous                              15,536           1,986,744
                                      -----------         -----------
Net investment income.                                     11,178,967
REALIZED and UNREALIZED GAIN (LOSS)
on INVESTMENTS,
OPTIONS and FUTURES CONTRACTS
Realized gain (loss) on:
Investments -- net                      2,948,977
Options -- net                            231,122
Futures contracts -- net              (4,578,906)
                                       ----------
Total realized loss on investments,
options and futures
contracts                             (1,398,807)
                                      -----------
Unrealized appreciation
(depreciation) on:
Investments -- net                     22,789,287
Options -- net                          (251,100)
Futures contracts -- net                (258,713)
                                      -----------
Total unrealized appreciation on
investments, options and
futures contracts                      22,279,474
                                      -----------
Net gain on investment transactions    20,880,667
                                      -----------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                            $32,059,634
                                      ===========

STATEMENT OF CHANGES IN NET ASSETS

                                        YEAR ENDED          YEAR ENDED
                                      DECEMBER 31,        DECEMBER 31,
                                              1994                1995
                                      ------------        ------------
FROM OPERATIONS
Net investment income.                $ 11,571,475        $ 11,178,967
Net realized loss on investment
transactions                           (6,747,827)         (1,398,807)
Unrealized appreciation (depreciation)
on investments                        (23,242,432)          22,279,474
                                       -----------         -----------
Increase (decrease) in net assets from
operations                            (18,418,784)          32,059,634
                                       -----------         -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A.                              (11,356,838)        (10,706,960)
Class B.                                 (315,692)           (506,948)
                                       -----------         -----------
                                      (11,672,530)        (11,213,908)
                                       -----------         -----------
Decrease in net assets derived from
capital share
transactions                           (7,986,345)         (5,674,559)
                                       -----------         -----------
Total increase (decrease) in net assets.(38,077,659)        15,171,167
NET ASSETS
Beginning of the year.                 230,276,338         192,198,679
                                       -----------         -----------
End of the year.                      $192,198,679        $207,369,846
                                      ============        ============
UNDISTRIBUTED NET INVESTMENT INCOME
Beginning of the year.                          $0             $46,584
                                      ============        ============
End of the year.                          $ 46,584            $214,756
                                      ============        ============

FINANCIAL HIGHLIGHTS

                                            CLASS A
                        ------------------------------------------------
                                    YEAR ENDED DECEMBER 31,
                           1991      1992      1993     1994      1995
                        -------   -------   -------  -------     -----
Net Asset Value,
Beginning of Period.      $7.21     $7.53     $7.54    $7.87     $6.85
                        -------   -------   -------  -------     -----
Income From Investment
Operations
Net Investment
Income.                    0.45      0.44      0.40     0.39      0.42
Net Realized and
Unrealized Gain
(Loss) on
Investments                0.35      0.21      0.53   (1.01)      0.74
                        -------   -------   -------  -------     -----
Total From Investment
Operations                 0.80      0.65      0.93   (0.62)      1.16
                        -------   -------   -------  -------     -----
Less Distributions
Distributions From Net
Investment Income        (0.43)    (0.46)    (0.42)   (0.40)    (0.41)
Distributions From Net
Realized Capital
Gains                    (0.01)    (0.18)    (0.18)     0.00      0.00
Distributions from
Paid-in Capital          (0.04)      0.00      0.00     0.00      0.00
                        -------   -------   -------  -------     -----
Total Distributions      (0.48)    (0.64)    (0.60)   (0.40)    (0.41)
                        -------   -------   -------  -------     -----
Net Asset Value,
End of Period.            $7.53     $7.54     $7.87    $6.85     $7.60
                       ========    ======    ======   ======    ======
Total Return (%).          11.6       8.9      12.7    (8.0)      17.2
Ratio of Operating
Expenses to Average Net
Assets (%).                0.95      0.95      0.91     0.92      0.93
Ratio of Net Investment
Income to Average
Net Assets (%).            6.18      5.80      5.27     5.44      5.52
Portfolio Turnover
Rate (%).                   126        85        86       88        93
Net Assets,
End of Period
(000)                  $162,991  $183,276  $226,881  184,202  $195,301

                                            CLASS B
                      -------------------------------------------------
                        SEPTEMBER 13,(A)          YEAR            YEAR
                                 THROUGH         ENDED           ENDED
                            DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                    1993          1994            1995
                                 -------       -------         -------
Net Asset Value,
Beginning of Period               $ 8.03        $ 7.86           $6.85
                                 -------       -------         -------
Income From Investment Operations
Net Investment Income               0.07          0.34            0.36
Net Realized and Unrealized
Gain (Loss) on
Investments                         0.01        (1.01)            0.74
                                 -------       -------         -------
Total From Investment Operations.   0.08        (0.67)            1.10
                                 -------       -------         -------
Less Distributions
Distributions From Net Investment
Income.                           (0.07)        (0.34)          (0.35)
Distributions From Net
Realized Capital
Gains                             (0.18)          0.00            0.00
                                 -------       -------         -------
Total Distributions               (0.25)        (0.34)          (0.35)
                                 -------       -------         -------
Net Asset Value, End of Period    $ 7.86        $ 6.85           $7.60
                                 =======       =======         =======
Total Return (%)                  1.0(c)         (8.6)            16.3
Ratio of Operating Expenses
to Average Net
Assets (%)                       1.65(b)          1.67            1.68
Ratio of Net Investment Income
to Average
Net Assets (%)                   3.91(b)          4.69            4.77
Portfolio Turnover Rate (%)           86            88              93
Net Assets, End of Period (000)   $3,395        $7,997         $12,069

(a)  Commencement of operations.
(b)  Computed on an annualized basis.
(c)  Not computed on an annualized basis.

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

1.The Fund is a series of The New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 13, 1993. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. SECURITY VALUATION.The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

b. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME.Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In

December 31, 1995

determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

c. WHEN-ISSUED SECURITIES.Delivery and payment for securities purchased on a when-issued or delayed basis can take place one month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period. At December 31, 1995 the Fund held no such securities.

D. OPTIONS AND FUTURES
CALLS AND PUTS
The Fund may write (sell) call and put options on securities to manage its exposure to interest rates and the bond market. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. When a fund writes a call or put option, an amount equal to the premium received by the fund is included in the fund's statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current value of a written option is the closing price on the principal exchange on which such option is traded. If an option which the fund has written either expires on its stipulated expiration date, or if the fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchases upon exercise of the option.

The premium paid by a fund for the purchase of a call or a put option is included in the asset section of the fund's statement of assets and liabilities as an investment and subsequently adjusted to the current market value of the option. The current value of a purchased option is the closing price on the principal exchange on which such option is traded. If an option which the fund has purchased expires on the stipulated expiration date, the fund will realize a loss in the amount of the cost of the option. If the fund enters into a closing sale transaction, the fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the fund exercises a purchased put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the fund exercises a purchased call

December 31, 1995

option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

The risk in writing a call option is that the fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the fund assumes the risk of incurring a loss if the market price decreases and the option is exercised. In addition, there is the risk the fund may not be able to enter into a closing transaction because of an illiquid secondary market.

INTEREST RATE FUTURES CONTRACTS

The Fund may enter into interest rate futures contracts to hedge against changes in the values of securities the fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange, currently up to $3,000 per contract. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that changes in the value of the contract may not correlate with changes in the value of the underlying securities.

E. FEDERAL INCOME TAXES.The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS.Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences will result in reclassification to the capital accounts.

2.PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the year ended December 31, 1995 were $184,544,744 and $195,973,085 respectively.

December 31, 1995

Transactions in written options and futures contracts for the Fund for the year ended December 31, 1995 are summarized as follows:

                                                     SALES OF FUTURES
                                                            CONTRACTS
                                        -----------------------------
                                                             AGGREGATE
                                         NUMBER OF          FACE VALUE
                                         CONTRACTS           CONTRACTS
                                        ----------        ------------
Contracts opened.                            3,912        $427,366,133
Contracts closed.                          (3,812)       (415,521,720)
                                            ------        ------------
Open at December 31, 1995.                     100        $ 11,844,413
                                            ======         ===========

                                                       WRITTEN OPTIONS
                                        ------------------------------
                                         NUMBER OF            PREMIUMS
                                         CONTRACTS            RECEIVED
                                            ------         -----------
Contracts opened                             4,351         $ 2,084,837
Contracts closed                           (4,151)         (1,826,562)
                                            ------         -----------
Open at December 31, 1995                      200            $258,275
                                            ======          ==========

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.During the year ended December 31, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the year ended December 31, 1995 provided for fees as set forth below:

FEES EARNED  ANNUAL PERCENTAGE  RATE     ANNUAL NET ASSET VALUE LEVELS
----------   -----------------------    ------------------------------
$890,150                      0.500%            the first $100 million
                              0.375%      the excess over $100 million

Effective January 1, 1996, New England Funds Management, L.P. became the adviser for the Fund with the aforementioned adviser being retained as the Fund's sub-adviser.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE.New England Funds L.P. ("New England Funds"), the Fund's distributor, performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and related clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other

December 31, 1995

fees in connection with requirements of regulatory authorities. For the year ended December 31, 1995 these expenses amounted to $49,539 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES.New England Funds is the transfer and shareholder servicing agent to the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $132,906 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES.Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $483,317 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1996 is $1,700,600.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $26,762 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the year ended December 31, 1995, the Fund paid New England Funds $80,286 in distribution fees under the Class B Plan.


NOTES TO FINANCIAL STATEMENTS--continued
December 31, 1995

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the year ended December 31, 1995 amounted to $307,028.

E. TRUSTEES FEES AND EXPENSES.The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

          Annual Retainer                       $2,400
          Meeting Fee                           $125/meeting
          Committee Meeting Fee                 $75/meeting
          Committee Chairman Retainer           $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4.CONCENTRATION OF CREDIT.The Fund had the following industry concentrations in excess of 10% at December 31, 1995 as a percentage of the Fund's total net assets: Airports 16.7%. The Fund also had more than 10% of its total net assets invested in: Pennsylvania 10.0%, Florida 12.0% and New York 18.0% at December 31, 1995. Certain risks arise from concentrating investments in any state. Certain revenue or tax related events in a state may impair the ability of issuers of municipal securities to pay principal and interest on their obligations.

5.CAPITAL SHARES.At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into two classes:
Class A and Class B capital stock. Transactions in capital shares were as follows:

                                 YEAR ENDED                 YEAR ENDED
                          DECEMBER 31, 1994          DECEMBER 31, 1995
                    -----------------------    -----------------------
 CLASS A                 SHARES        AMOUNT     SHARES        AMOUNT
---------             ---------   -----------  ---------   -----------
Shares sold           3,542,005  $ 26,128,781  1,603,141  $ 11,755,869
Shares issued in
connection with
the reinvestment of:
Dividends from net
investment income     1,101,789     7,965,454  1,035,922     7,650,069
                      ---------   -----------  ---------   -----------
                      4,643,794    34,094,235  2,639,063    19,405,938
Shares repurchased. (6,611,073)  (47,557,785)(3,825,037)  (28,129,585)
                      ---------   -----------  ---------   -----------
Net decrease.       (1,967,279) $(13,463,550)(1,185,974) $ (8,723,647)
                    ----------- ------------- ----------  ------------

NOTES TO FINANCIAL STATEMENTS--continued
December 31, 1995
                                 YEAR ENDED                 YEAR ENDED
                          DECEMBER 31, 1994          DECEMBER 31, 1995
                    -----------------------    -----------------------
 CLASS B                 SHARES        AMOUNT     SHARES        AMOUNT
------                ---------   -----------  ---------   -----------
Shares sold             913,518    $6,744,228    594,737    $4,335,541
Shares issued in
connection with
the reinvestment of:
Distributions from net
investment income.       31,151       222,402     46,353       342,707
                      ---------   -----------  ---------   -----------
                        944,669     6,966,630    641,090     4,678,248
Shares repurchased.   (209,246)   (1,489,425)  (220,882)   (1,629,160)
                      ---------   -----------  ---------   -----------
Net increase.           735,423     5,477,205    420,208     3,049,088
                      ---------   -----------  ---------   -----------
Increase (decrease)
derived from
capital shares
transactions        (1,231,856) $ (7,986,345)  (765,766) $ (5,674,559)
                    ===========  ============ ==========  ============

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of NEW ENGLAND MUNICIPAL INCOME FUND (FORMERLY NEW ENGLAND TAX EXEMPT INCOME FUND)

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Municipal Income Fund ("the Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 7, 1996

SHAREHOLDER MEETING

At a special shareholders' meeting held on December 28, 1995, shareholders of the New England Municipal Income Fund voted for the following proposals:

                               VOTED         VOTED    ABSTAINED        BROKER           TOTAL
                                 FOR       AGAINST        VOTES     NON-VOTES           VOTES
                              ------      --------    ---------     ---------          ------
1. To approve new
investment advisory
arrangements to be
effective upon the
merger of New
England Mutual Life
Insurance Company
into Metropolitan
Life Insurance
Company, such
arrangements to be
substantially
identical to the
investment advisory
arrangements in
effect for the Fund
immediately prior to
such merger           15,422,206.252   615,903.917  682,471.170                16,720,581.339
                       =============  ============   ==========
2. To approve a new
Advisory Agreement
between the Fund and
New England Funds
Management, L.P.
("NEFM")              15,191,489.090   759,928.196 747,163.053     22,001.000  16,720,581.339
                       =============  ============   ==========  ============
3. To approve a related
Sub-Advisory
Agreement between
NEFM and such Fund's
current investment
adviser.              14,977,944.684   905,727.031  814,908.624    22,001.000  16,720,581.339
                       =============  ============   ==========  ============
4. To approve the
elimination of the
Fund's fundamental
investment policy
that requires that
it normally invest
at least 80% of its
net assets in tax
exempt bonds the
income from which is
not subject to the
federal alternative
minimum tax           12,641,546.241 2,045,203.710  626,883.388 1,406,948.000  16,720,581.339
                       =============  ============   ==========  ============

REGULAR INVESTING PAYS

FIVE GOOD REASONS TO INVEST REGULARLY
1. ItOs an easy way to build assets
2. ItOs convenient and effortless
3. It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5. It can help you benefit from the ups and downs of the market
With    Investment   Builder,   New   England   FundsO   automatic    investment
program, you can invest as little as $50 a month in your New England Fund automatically - without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

THE POWER OF MONTHLY INVESTING
[A   line   graph  appears  here,  illustrating  the  hypothetical  accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $50

Years                Growth of Monthly Investments
0                                               $0
5                                           $3,661
10                                          $9,040
15                                         $16,943
20                                         $28,555
25                                         $45,618

Monthly investments of $100

Years                Growth of Monthly Investments
0                                               $0
5                                           $7,322
10                                         $18,079
15                                         $33,886
20                                         $57,111
25                                         $91,236
Monthly investments of $200

Years                Growth of Monthly Investments
0                                               $0
5                                          $14,643
10                                         $36,158
15                                         $67,772
20                                        $114,222
25                                        $182,472
Monthly investments of $500

Years                Growth of Monthly Investments
0                                               $0
5                                          $36,608
10                                         $90,396
15                                        $169,429
20                                        $285,555
25                                        $456,181
For   illustrative   purposes   only.  These  figures   represent   hypothetical
accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This  program  cannot  assure  a  profit  nor  protect  against  a  loss  in   a
declining   market.  It  does,  however,  ensure  that  you  buy   more   shares
when the price is low and fewer shares when the price is high.

You   can   start   an  Investment  Builder  program  with  your   current   New
England   Fund  account,  or  with  any  of  our  other  funds.   To   open   an
Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

SAVING FOR RETIREMENT

AN EARLY START CAN MAKE A BIG DIFFERENCE
With todayOs lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way youOve dreamed of will require considerable financial resources. While itOs never too late to start a retirement savings program, itOs certainly never too early: The sooner you begin, the longer the time your money has to grow.
The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer - for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg?
For the answer, look at the chart.

AN EARLY START CAN MAKE A BIG DIFFERENCE
[A   chart   in   the  form  of  a  line  graph  appears  here,  comparing   the
growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins at age 30 for 10 years:
Age                Growth of Investments
30                                $2,000
35                               $15,431
40                               $35,062
45                               $90,943
55                              $146,464
60                              $235,882
65                              $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                Growth of Investments
40                                $2,000
45                               $15,431
50                               $37,062
55                               $71,899
60                              $128,005
65                              $216,364
Assumes   10%   hypothetical  appreciation.  For  illustrative   purposes   only
and not indicative of future performance of any New England Fund.
Investor  A  invested  $20,000,  less  than  half  of  investor  BOs  commitment
-  and  for  less  than  half the time. Yet investor A  wound  up  with  a  much
greater  retirement  nest  egg.  The  reason?  ItOs  all  thanks  to  an   early
start.
New   England   Funds   has   prepared  a  number  of   informative   retirement
planning   guides.   Call   your  financial  representative   or   New   England
Funds today, and ask for the guide that best fits your personal needs.

NEW ENGLAND FUNDS
                              STOCK FUNDS

                         Growth Fund of Israel
                       International Equity Fund
                          Star Worldwide Fund
                              Growth Fund
                          Star Advisers Fund
                          Capital Growth Fund
                               Value Fund
                       Growth Opportunities Fund
                             Balanced Fund

                              BOND FUNDS

                           High Income Fund
                         Strategic Income Fund
                       Government Securities Fund
                            Bond Income Fund
                   Limited Term U.S. Government Fund
                  Adjustable Rate U.S. Government Fund

                           TAX EXEMPT FUNDS

                         Municipal Income Fund
                   Massachusetts Tax Free Income Fund
             Intermediate Term Tax Free Fund of California
              Intermediate Term Tax Free Fund of New York

                          MONEY MARKET FUNDS
                         Cash Management Trust
                         - Money Market Series
                         - U.S. Government Series
                     Tax Exempt Money Market Trust

               To learn more, and for a free prospectus,
                contact your financial representative.

                        New England Funds, L.P.
                          399 Boylston Street
                           Boston, MA  02116
                        Toll Free  800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the FundOs current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

Bulk Rate
U.S. Postage
Paid
Brockton, MA
Permit No. 770

[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

399 Boylston Street
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02116

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QUALITY
TESTED SERVICE
1996
DALBAR
HONORS COMMITMENT TO:
INVESTORS

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
APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OSee accompanying notes to financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points, leaders and similar graphic symbols are omitted.

(7)  Page numbering is different.